Transfers Of Financial Assets	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Transfers Of Financial Assets
NOTE 9:  TRANSFERS OF FINANCIAL ASSETS
LOAN SECURITIZATIONS
The Bank securitizes loans through structured entity or
non-structured
entity third parties. Most loan securitizations do not qualify for derecognition since in most circumstances, the Bank continues to be exposed to substantially all of the prepayment, interest rate, and/or credit risk associated with the securitized financial assets and has not transferred substantially all of the risk and rewards of ownership of the securitized assets. Where loans do not qualify for derecognition, they are not derecognized from the Bank’s Consolidated Balance Sheet, retained interests are not recognized, and a securitization liability is recognized for the cash proceeds received. Certain transaction costs incurred are also capitalized and amortized using EIRM.
The Bank securitizes insured residential mortgages under the National Housing Act Mortgage-Backed Securities (NHA MBS) program sponsored by the Canada Mortgage and Housing Corporation (CMHC). The MBS that are created through the NHA MBS program are sold to the Canada Housing Trust (CHT) as part of the CMB program, sold to third-party investors, or are held by the Bank. The CHT issues CMB to third-party investors and uses resulting proceeds to purchase NHA MBS from the Bank and other mortgage issuers in the Canadian market. Assets purchased by the CHT are comingled in a single trust from which CMB are issued. The Bank continues to be exposed to substantially all of the risks of the underlying mortgages, through the retention of a seller swap which transfers principal and interest payment risk on the NHA MBS back to the Bank in return for coupon paid on the CMB issuance and as such, the sales do not qualify for derecognition.
The Bank securitizes U.S. originated residential mortgages with U.S. government agencies which qualify for derecognition from the Bank’s Consolidated Balance Sheet. As part of the securitization, the Bank retains the right to service the transferred mortgage loans. The MBS that are created through the securitization are typically sold to third-party investors.
The Bank also securitizes business and government loans to entities which may be structured entities. These securitizations may give rise to derecognition of the financial assets depending on the individual arrangement of each transaction.
In addition, the Bank transfers credit card receivables to structured entities that the Bank consolidates. Refer to Note 10 for further details.
The following table summarizes the securitized ass
e
t types that did not qualify for derecognition, along with their associated securitization liabilities as at October 31, 2022 and October 31, 2021.

Financial Assets Not Qualifying for Derecognition Treatment as Part of the Bank’s Securitization Programs
(millions of Canadian dollars)	As at
	October 31, 2022		October 31, 2021

	Fair value	Carrying amount	Fair value	Carrying amount
Nature of transaction
Securitization of residential mortgage loans	$22,043	$22,684	$24,428	$24,367
Other financial assets transferred related to securitization 1	5,199	5,285	4,209	4,207

Total	27,242	27,969	28,637	28,574
Associated liabilities 2	$26,978	$27,684	$28,707	$28,767

1
Includes asset-backed securities, asset-backed commercial paper (ABCP), cash, repurchase agreements, and Government of Canada securities used to fulfil funding requirements of the Bank’s securitization structures after the initial securitization of mortgage loans.

2
Includes securitization liabilities carried at amortized cost of $
15 billion as at October 31, 2022 (October 31, 2021 – $15
billion), and securitization liabilities carried at fair value of $
13 billion as at October 31, 2022 (October 31, 2021 – $14 billion).

Other Financial Assets Not Qualifying for Derecognition
The Bank enters into certain transactions where it transfers previously recognized commodities and financial assets, such as debt and equity securities, but retains substantially all of the risks and rewards of those assets. These transferred assets are not derecognized and the transfers are accounted for as financing transactions. The most common transactions of this nature are r
e
purchase agreements and securities lending agreements, in which the Bank retains substantially all of the associated credit, price, interest rate, and foreign exchange risks and rewards associated with the assets.
The following table summarizes the carrying amount of financial assets and the associated transactions that did not qualify for derecognition, as well as their associated financial liabilities as at October 31, 2022 and October 31, 2021.

Other Financial Assets Not Qualifying for Derecognition
(millions of Canadian dollars)	As at

	October 31 2022	October 31 2021
Carrying amount of assets
Nature of transaction
Repurchase agreements 1,2	$26,104	$20,849
Securities lending agreements	45,667	44,234

Total	71,771	65,083
Carrying amount of associated liabilities 2	$26,609	$20,871

1	Includes $3.5 billion, as at October 31, 2022 (October 31, 2021 – $2.0 billion) of assets related to repurchase agreements or swaps that are collateralized by physical precious metals.
2	Associated liabilities are all related to repurchase agreements.
TRANSFERS OF FINANCIAL ASSETS QUALIFYING FOR DERECOGNITION
Transferred financial assets that are derecognized in their entirety where the Bank has a continuing involvement
Continuing involvement may arise if the Bank retains any contractual rights or obligations subsequent to the transfer of financial assets. Certain business and government loans securitized by the Bank are derecognized from the Bank’s Consolidated Balance Sheet. In instances where the Bank fully derecognizes business and government loans, the Bank may be exposed to the risks of transferred loans through a retained interest. As at October 31, 2022, the fair value of retained interests was $5 million (October 31, 2021 – $9 million). A gain or loss on sale of the loans is recognized immediately in other income (loss) after considering the effect of hedge accounting on the assets sold, if applicable. The amount of the gain or loss recognized depends on the previous carrying values of the loans involved in the transfer, allocated between the assets sold and the retained interests based on their relative fair values at the date of transfer. For the year ended October 31, 2022, the trading income recognized on the retained interest was nil (October 31, 2021 – nil).
Certain portfolios of U.S. residential mortgages originated by the Bank are sold and derecognized from the Bank’s Consolidated Balance Sheet. In certain instances, the Bank has a continuing involvement to service those loans. As at October 31, 2022, the carrying value of these servicing rights was $103 million (October 31, 2021 – $87 million) and the fair value was $155 million (October 31, 2021 – $93 million). A gain or loss on sale of the loans is recognized immediately in other income (loss). The gain (loss) on sale of the loans for the year ended October 31, 2022 was
(
$68
)
 million (October 31, 2021 – $66 million).
Canada Emergency Business Account Program
Under the Canada Emergency Business Account (CEBA) Program, which was funded by the Government of Canada and Export Development Canada as the Government of Canada’s agent, the Bank provided eligible business banking customers with an interest-free, partially forgivable loan of up to $60,000. On January 12, 2022, it was announced that the repayment deadline for CEBA loans to qualify for partial loan forgiveness was extended from December 31, 2022 to December 31, 2023, for all eligible borrowers in good standing. If the loan is not repaid by December 31, 2023, it will be extended for an additional 2-year term bearing an interest rate of 5% per annum. The application window for new CEBA loans and expansion requests closed on June 30, 2021. The funding provided to the Bank by the Government of Canada in respect of the CEBA Program represents an obligation to pass-through collections on the CEBA loans and is otherwise non-recourse to the Bank. Accordingly, the Bank is required to remit all collections of principal and interest on the CEBA loans to the Government of Canada but is not required to repay amounts that its customers fail to pay or that have been forgiven. The Bank receives an administration fee to recover the costs to administer the program for the Government of Canada. Loans issued under the program are not recognized on the Bank’s Consolidated Balance Sheet, as the Bank transfers substantially all risks and rewards in respect of the loans to the Government of Canada.